Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (900,707)	$ (29,426)	$ (873,011)	$ (823,753)
Adjustments to reconcile profit (loss) before income tax to net cash flows
Provision for doubtful accounts			9,065	9,067
Share-based payments	41,386	1,352	57,149	100,573
Deferred revenue				(1,103)
Depreciation	39,315	1,284	41,926	63,571
Amortization	8,144	266	10,570	11,668
Interest expense	9,886	323	3,385	2,940
Interest income	(2,453)	(80)	(5,060)	(9,893)
Gain on disposal of property, plant and equipment	(1,478)	(48)	(20)
Prepayments for equipment being transferred to other expense	780	25
Changes in operating assets
Accounts receivable, net	(721)	(24)	(701)	(523)
Current contract assets	(2,283)	(75)
Other receivables	14,158	463	(19,546)	1
Prepayments	17,475	571	(24,501)	(5,886)
Changes in operating liabilities
Notes payable			(206)	(544)
Current contract liabilities	(7,941)	(259)
Other payables	106,776	3,488	(25,035)	42,933
Other current liabilities	(366)	(12)	248	(75)
Provisions for liabilities- non-current			(74)
Other non-current liabilities	(124)	(4)	47	(3,293)
Cash outflow from operations	(678,153)	(22,156)	(825,764)	(614,317)
Interest received	2,210	72	5,165	10,163
Interest paid	(9,924)	(324)	(3,361)	(2,945)
Income tax paid	(488)	(16)	(230)	(620)
Tax refunds received	316	10	5,051
Net cash flows used in operating activities	(686,039)	(22,414)	(819,139)	(607,719)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of current financial assets at amortized cost	(307,150)	(10,034)
Decrease in other financial assets			1,817	4,761
Increase in other financial assets				(1,817)
Acquisition of property, plant and equipment	(66,709)	(2,179)	(18,133)	(21,427)
Proceeds from disposal of property, plant and equipment			24
Acquisition of intangible assets	(3,163)	(103)	(7,201)	(4,644)
(Increase) decrease in refundable deposits	8,258	270	(5,998)	7,449
Net cash flows used in investing activities	(368,764)	(12,046)	(29,491)	(15,678)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	46,000	1,503	46,000	46,000
Payments of short-term borrowings	(46,000)	(1,503)	(46,000)	(46,000)
Proceeds from long-term borrowings	731,580	23,900
Payments of long-term borrowings	(366,874)	(11,986)	(1,700)	(2,760)
Proceeds from finance lease liabilities	40,000	1,307	48,000	21,500
Payment of finance lease liabilities	(44,000)	(1,437)	(46,500)	(23,000)
Employee stock option exercised				6,100
Issuance of restricted stocks to employees	500	16	5,000
Cancellation of restricted stocks	(350)	(11)	(316)	(346)
Treasury stock transferred to employees				36,918
Proceeds from issuance of new share capital, net of issuance costs of $100,499 thousand	550,857	17,996
Net cash flows from financing activities	911,713	29,785	4,484	38,412
Effect from foreign currency exchange	(1,139)	(37)	(2,941)	(742)
Net decrease in cash and cash equivalents	(144,229)	(4,712)	(847,087)	(585,727)
Cash and cash equivalents at beginning of year	951,713	31,092	1,798,800	2,384,527
Cash and cash equivalents at end of year	$ 807,484	$ 26,380	$ 951,713	$ 1,798,800